CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Operating activities
Payments to suppliers and employees	$ (9,937,002)	$ (7,713,845)	$ (1,365,603)
Interest received	127,190	131,849	34,008
Net cash flows used in operating activities	(9,809,812)	(7,581,996)	(1,331,595)
Investing activities
Purchase of exploration and evaluation assets	(1,523,104)	(564,217)	(177,800)
Purchase of property, plant and equipment	(14,407)	(1,346)	(4,055)
Payment of deposits	(15,000)	(36,617)	0
Net cash flows used in investing activities	(1,552,511)	(602,180)	(181,855)
Financing activities
Proceeds from issue of shares	8,831,759	12,491,525	3,840,034
Share issue costs	(509,865)	(657,716)	(236,003)
Net cash flows from financing activities	8,321,894	11,833,809	3,604,031
Net increase/(decrease) in cash and cash equivalents	(3,040,429)	3,649,633	2,090,581
Net foreign exchange differences	234,090	52,538	65,379
Cash and cash equivalents at beginning of year	7,238,489	3,536,318	1,380,358
Cash and cash equivalents at the end of the year	$ 4,432,150	$ 7,238,489	$ 3,536,318